Licenses	12 Months Ended
Dec. 31, 2012
Licenses
Licenses

7.                                      Licenses

	December 31, 2012
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,391,061	3,391,061	—
Combined inactivated hepatitis A&B	487,626	389,281	98,345
H5N1 licenses (note 21)	1,475,886	424,317	1,051,569
Total	$5,354,573	$4,204,659	$1,149,914

	December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	3,319,347	3,319,347	—
Combined inactivated hepatitis A&B	477,313	332,916	144,397
H5N1 licenses (note 21)	1,444,675	252,818	1,191,857
Total	$5,241,335	$3,905,081	$1,336,254

(a)                                 On August 15, 2011, the Company entered into a Non-Exclusive license agreement with Medimmune, LLC (“Medimmune”) to use patented reverse genetics technology pertaining to virus strain production for vaccines, including the H5N1 influenza virus strain. The Company amortized the patent fee on a straight-line method basis over the estimated useful life of 20 years. On August 15, 2012, the Company entered into amendment agreements with Medimmune which amended the term of the license agreement such that the estimated useful life of the patent was revised to end on December 29, 2015 (note 21), which is the termination date of the agreement.

(b)                                 Effective August 15, 2012, the Company accelerated the amortization of the carrying value of the license over the remaining useful life to December 29, 2015. This change in accounting estimate increased net loss and loss per share by $ 91,092 (RMB 574,683) and $nil, respectively, for the year ended December 31, 2012.

(c)                                 Amortization expense for the licenses was $227,864, $268,345 and $546,623 for 2012, 2011 and 2010, respectively.

(d)                                Estimated amortization expense for the remaining useful lives for the years ending December 31 are:

2013	$399,695
2014	399,695
2015	350,524
Total	$1,149,914

The above amortization expense forecast is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of licenses and permits, and other events.

(c)                                  See note 1 regarding risks and uncertainties associated with licenses and permits.